AB Equity Income Fund

Portfolio of Investments

August 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.7%
Information Technology – 32.6%
Semiconductors & Semiconductor Equipment – 9.8%
Analog Devices, Inc.	20,370	$3,702,859
Broadcom, Inc.	15,963	14,732,093
KLA Corp.	16,653	8,357,641
Lam Research Corp.	16,880	11,856,512
NXP Semiconductors NV	47,397	9,750,511

		48,399,616

Software – 12.8%
Gen Digital, Inc.	292,030	5,913,608
Intuit, Inc.	12,860	6,967,677
Microsoft Corp.	137,028	44,912,297
Oracle Corp.	42,375	5,101,526

		62,895,108

Technology Hardware, Storage & Peripherals – 10.0%
Apple, Inc.	186,849	35,103,321
Seagate Technology Holdings PLC	106,387	7,531,136
Western Digital Corp.(a)	143,575	6,460,875

		49,095,332

		160,390,056

Health Care – 13.7%
Biotechnology – 1.7%
AbbVie, Inc.	55,370	8,137,175

Health Care Equipment & Supplies – 2.7%
Medtronic PLC	165,930	13,523,295

Health Care Providers & Services – 2.4%
Laboratory Corp. of America Holdings	16,110	3,352,491
UnitedHealth Group, Inc.	17,993	8,575,104

		11,927,595

Life Sciences Tools & Services – 1.4%
Thermo Fisher Scientific, Inc.	12,120	6,752,052

Pharmaceuticals – 5.5%
Bristol-Myers Squibb Co.	140,620	8,669,223
Merck & Co., Inc.	131,999	14,385,251
Roche Holding AG (Sponsored ADR)	112,880	4,134,795

		27,189,269

		67,529,386

Financials – 13.3%
Banks – 5.1%
JPMorgan Chase & Co.	55,030	8,052,540
Wells Fargo & Co.	407,840	16,839,713

		24,892,253

Capital Markets – 1.5%
Morgan Stanley	55,578	4,732,467
MSCI, Inc.	4,560	2,478,907

		7,211,374

Company	Shares	U.S. $ Value

Financial Services – 2.0%
Mastercard, Inc. - Class A	23,676	$9,769,665

Insurance – 4.7%
Allstate Corp. (The)	21,391	2,306,164
MetLife, Inc.	271,810	17,216,445
Progressive Corp. (The)	29,010	3,871,965

		23,394,574

		65,267,866

Industrials – 9.1%
Aerospace & Defense – 1.2%
Lockheed Martin Corp.	12,970	5,815,100

Electrical Equipment – 3.3%
Eaton Corp. PLC	53,150	12,244,165
Sensata Technologies Holding PLC	107,950	4,061,079

		16,305,244

Machinery – 3.0%
PACCAR, Inc.	179,955	14,808,497

Professional Services – 1.6%
Paychex, Inc.	33,570	4,103,261
Robert Half, Inc.	49,870	3,688,385

		7,791,646

		44,720,487

Consumer Staples – 7.5%
Beverages – 2.8%
Coca-Cola Co. (The)	135,950	8,133,888
PepsiCo, Inc.	33,068	5,883,459

		14,017,347

Consumer Staples Distribution & Retail – 3.1%
Walmart, Inc.	93,769	15,247,777

Household Products – 1.6%
Procter & Gamble Co. (The)	49,670	7,666,068

		36,931,192

Communication Services – 5.4%
Diversified Telecommunication Services – 5.4%
Comcast Corp. - Class A	267,098	12,489,502
Deutsche Telekom AG (Sponsored ADR)	534,130	11,425,041
Verizon Communications, Inc.	70,520	2,466,790

		26,381,333

Energy – 4.6%
Energy Equipment & Services – 1.3%
Baker Hughes Co.	169,490	6,133,843

Oil, Gas & Consumable Fuels – 3.3%
Cameco Corp.	104,760	3,876,120
Chevron Corp.	28,366	4,569,763

Company	Shares	U.S. $ Value
EOG Resources, Inc.	61,825	$7,951,931

		16,397,814

		22,531,657

Consumer Discretionary – 4.1%
Hotels, Restaurants & Leisure – 1.6%
Restaurant Brands International, Inc.(b)	109,292	7,590,329

Household Durables – 0.7%
PulteGroup, Inc.	43,733	3,588,730

Specialty Retail – 1.0%
Lowe’s Cos., Inc.	22,000	5,070,560

Textiles, Apparel & Luxury Goods – 0.8%
Tapestry, Inc.	115,822	3,859,189

		20,108,808

Real Estate – 4.0%
Industrial REITs – 0.7%
Prologis, Inc.	29,280	3,636,576

Office REITs – 0.5%
Boston Properties, Inc.	37,690	2,516,561

Residential REITs – 0.5%
Invitation Homes, Inc.	70,620	2,407,436

Specialized REITs – 2.3%
Extra Space Storage, Inc.	50,817	6,539,131
VICI Properties, Inc.	156,640	4,830,778

		11,369,909

		19,930,482

Utilities – 2.9%
Electric Utilities – 2.4%
American Electric Power Co., Inc.	153,760	12,054,784

Multi-Utilities – 0.5%
NiSource, Inc.	92,774	2,482,632

		14,537,416

Materials – 2.5%
Chemicals – 2.5%
LyondellBasell Industries NV - Class A	126,217	12,466,453

Total Common Stocks (cost $361,800,772)		490,795,136

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(c) (d) (e) (cost $1,030,884)	1,030,884	1,030,884

Company	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $362,831,656)		$491,826,020

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(c) (d) (e) (cost $4,980,800)	4,980,800	4,980,800

Total Investments – 100.9% (cost $367,812,456)(f)		496,806,820
Other assets less liabilities – (0.9)%		(4,538,445)

Net Assets – 100.0%		$492,268,375

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $141,136,610 and gross unrealized depreciation of investments was $(12,142,246), resulting in net unrealized appreciation of $128,994,364.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Equity Income Fund

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$490,795,136	$—	$—	$490,795,136
Short-Term Investments	1,030,884	—	—	1,030,884
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,980,800	—	—	4,980,800

Total Investments in Securities	496,806,820	—	—	496,806,820
Other Financial Instruments(b)	—	—	—	—

Total	$496,806,820	$—	$—	$496,806,820

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2023 is as follows:

Fund	Market Value 11/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$83	$48,447	$47,499	$1,031	$25
Government Money Market Portfolio*	2,993	54,831	52,843	4,981	108
Total	$3,076	$103,278	$100,342	$6,012	$133

*	Investments of cash collateral for securities lending transactions.